UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $157,732 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2131    40459 SH       OTHER                   40459        0        0
ADOBE SYS INC                  COM              00724F101     2391    67602 SH       OTHER                   67602        0        0
AETNA INC NEW                  COM              00817Y108     1758    50057 SH       OTHER                   50057        0        0
AIR PRODS & CHEMS INC          COM              009158106     2220    30021 SH       OTHER                   30021        0        0
ALLSTATE CORP                  COM              020002101     2619    81068 SH       OTHER                   81068        0        0
AMGEN INC                      COM              031162100     2057    34371 SH       OTHER                   34371        0        0
ANADARKO PETE CORP             COM              032511107     2615    35911 SH       OTHER                   35911        0        0
APACHE CORP                    COM              037411105     2381    23460 SH       OTHER                   23460        0        0
APPLE INC                      COM              037833100     3431    14599 SH       OTHER                   14599        0        0
AT&T INC                       COM              00206R102     2305    89193 SH       OTHER                   89193        0        0
BANK OF AMERICA CORPORATION    COM              060505104      249    13958 SH       SOLE                    13958        0        0
BB&T CORP                      COM              054937107      737    22769 SH       OTHER                   22769        0        0
BECTON DICKINSON & CO          COM              075887109     2155    27366 SH       OTHER                   27366        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2353    56812 SH       OTHER                   56812        0        0
CATERPILLAR INC DEL            COM              149123101     2502    39808 SH       OTHER                   39808        0        0
CHEVRON CORP NEW               COM              166764100      247     3254 SH       OTHER                    3254        0        0
CISCO SYS INC                  COM              17275R102     2864   110034 SH       OTHER                  110034        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1467    81636 SH       OTHER                   81636        0        0
CONOCOPHILLIPS                 COM              20825C104     2331    45548 SH       OTHER                   45548        0        0
CVS CAREMARK CORPORATION       COM              126650100     2538    69420 SH       OTHER                   69420        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2286    65484 SH       OTHER                   65484        0        0
E M C CORP MASS                COM              268648102     2270   125856 SH       OTHER                  125856        0        0
EATON CORP                     COM              278058102      492     6494 SH       SOLE                     6494        0        0
EXELON CORP                    COM              30161N101     3116    71131 SH       OTHER                   71131        0        0
EXXON MOBIL CORP               COM              30231G102     4284    63963 SH       OTHER                   63963        0        0
FRANKLIN RES INC               COM              354613101     2652    23912 SH       OTHER                   23912        0        0
GENERAL ELECTRIC CO            COM              369604103     2825   155228 SH       OTHER                  155228        0        0
GENERAL MLS INC                COM              370334104     2311    32646 SH       OTHER                   32646        0        0
GILEAD SCIENCES INC            COM              375558103     1892    41609 SH       OTHER                   41609        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      370     9609 SH       OTHER                    9609        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2551    14953 SH       OTHER                   14953        0        0
HALLIBURTON CO                 COM              406216101     2562    85015 SH       OTHER                   85015        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109      268    40003 SH       SOLE                    40003        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      160    11669 SH       OTHER                   11669        0        0
HEWLETT PACKARD CO             COM              428236103     2630    49474 SH       OTHER                   49474        0        0
HOME DEPOT INC                 COM              437076102     2267    70088 SH       OTHER                   70088        0        0
HONEYWELL INTL INC             COM              438516106     2482    54836 SH       OTHER                   54836        0        0
INTEL CORP                     COM              458140100     2710   121567 SH       OTHER                  121567        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3000    23392 SH       OTHER                   23392        0        0
JOHNSON & JOHNSON              COM              478160104     2253    34560 SH       OTHER                   34560        0        0
KIMBERLY CLARK CORP            COM              494368103     2316    36836 SH       OTHER                   36836        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2143    23392 SH       OTHER                   23392        0        0
MCDONALDS CORP                 COM              580135101     2016    30211 SH       OTHER                   30211        0        0
MCGRAW HILL COS INC            COM              580645109     1542    43263 SH       OTHER                   43263        0        0
MERCK & CO INC NEW             COM              58933Y105      348     9307 SH       OTHER                    9307        0        0
MORGAN STANLEY                 COM NEW          617446448     2612    89187 SH       OTHER                   89187        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108       95    13837 SH       SOLE                    13837        0        0
NIKE INC                       CL B             654106103     2217    30162 SH       OTHER                   30162        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2476    44293 SH       OTHER                   44293        0        0
ORACLE CORP                    COM              68389X105     2769   107702 SH       OTHER                  107702        0        0
PARKER HANNIFIN CORP           COM              701094104      350     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2435    36811 SH       OTHER                   36811        0        0
PNC FINL SVCS GROUP INC        COM              693475105      796    13328 SH       OTHER                   13328        0        0
POTASH CORP SASK INC           COM              73755L107     1918    16073 SH       OTHER                   16073        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      380    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     3636   131218 SH       OTHER                  131218        0        0
PROCTER & GAMBLE CO            COM              742718109     2902    45873 SH       OTHER                   45873        0        0
QUALCOMM INC                   COM              747525103     2898    69073 SH       OTHER                   69073        0        0
SCHLUMBERGER LTD               COM              806857108     2317    36506 SH       OTHER                   36506        0        0
SELECTIVE INS GROUP INC        COM              816300107      575    34660 SH       SOLE                    34660        0        0
STATE STR CORP                 COM              857477103     2314    51263 SH       OTHER                   51263        0        0
STRYKER CORP                   COM              863667101     1364    23836 SH       OTHER                   23836        0        0
SYSCO CORP                     COM              871829107     2454    83189 SH       OTHER                   83189        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1714    27169 SH       OTHER                   27169        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2503    34009 SH       OTHER                   34009        0        0
UNIVEST CORP PA                COM              915271100    21200  1134296 SH       OTHER                 1134296        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2160    69645 SH       OTHER                   69645        0        0
WELLS FARGO & CO NEW           COM              949746101     2550    81948 SH       OTHER                   81948        0        0